Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES DISCLOSURE [Abstract]
Future minimum lease payments for non-cancelable operating leases
	Office Premises	Server leasing and maintenance fees	Total
	RMB	RMB	RMB

2013	28,328	76,373	104,701
2014	26,164	2,832	28,996
2015	24,172	—	24,172
2016	10,531	—	10,531
2017	562	—	562
Total	89,757	79,205	168,962